UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2018

Item #1. Reports to Stockholders.

INDEX	Mission-Auour Risk-Managed Global Equity Fund

MISSION-AUOUR RISK-MANAGED GLOBAL
EQUITY FUND

Annual Report to Shareholders

For the Year Ended
December 31, 2018

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Dear Mission-Auour Risk-Managed Global Equity Fund Investors:

The conclusion of 2018 marked an exceptional and event-filled year for the Mission-Auour Risk-Managed Global Equity Fund (“the Fund”). The year started with a bang at the conclusion of the proxy process to change the Fund’s strategy and manager with the result that approximately 86% of the Fund’s assets under management made the transition. During the year assets under management reversed the previous downward trend, growing through new investor assets and market returns by approximately 58% before the decline in the market during the fourth quarter of the year.

The gain in assets in the face of a volatile market speaks to the downside protection feature of the Fund and how that feature reduces loss of investor confidence in the markets during periods of high volatility. A feature of the strategy is the use of a quantitative model to provide market risk insight and then employing a cash hedge to reduce the Fund’s exposure to a down market. This downside protection makes it less emotionally difficult to be invested whenever the market goes through any form of recovery and maintains investor confidence to invest more to take advantage of lower share prices.

Market sentiment experienced a significant change in 2018. From expecting synchronized global world growth to fearing economic ruin, the shift to the negative became pervasive. Equity markets peaked in September when many hoped the U.S. growth engine would be able to lessen the pain from international uncertainty. Unfortunately, that did not last as trade concerns grew and international economic readings deteriorated. U.S. growth companies were hit particularly hard late in the year. With their high exposure to international markets and being some of the biggest beneficiaries of global trade, market participants decided that the risk of holding them was too large. Smaller companies and emerging market securities continued their underperformance as liquidity drained from the respective markets and investors moved to a lower level of risk tolerance.

The softness throughout 2018 in the U.S. Treasury market reversed as investors looked for protection. With the increasing concerns of a soft global economy and no signs of runaway inflation, interest rates fell as investors ran for safety.

Our models acted as expected, turning cautious in the early part of 2018, before the market turmoil that hit hard in the fourth quarter. The Fund experienced a total return of -7.47% versus the benchmark MSCI-ACWI Index’s return of -11.18%. The Fund’s repositioning into increasing levels of cash and lessening international market exposure allowed the Fund to mitigate the losses felt by the investment markets.

Though investors are anxious, our models are starting to show light at the end of this tunnel. We have confidence in the stability shown by the Auour Regime Model, and we wait patiently for the catalysts that will cause us to adjust our positioning.

It is intrinsically pleasing to know we are offering a Fund that we hope allows our investors to experience gains in the market without a great fear of experiencing the full brunt of significant drops in the market. So much so that there are now other funds and strategies trying to duplicate what the Fund already has in place – imitation is the sincerest form of flattery. We look forward to 2019 and hope it will be another year of growth in the Fund assets despite what seems likely to be a year of greater market volatility.

We appreciate your faith and confidence in what we are accomplishing and most of all we appreciate you as an investor in the Mission-Auour Risk-Managed Global Equity Fund.

Sincerely,

Jeff Groves

Chief Executive Officer
Mission Institutional Advisors LLC

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of December 31, 2018 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

COMPARISON OF $10,000 INVESTMENT IN
MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
CLASS A SHARES VS. MSCI - ACWI INDEX
$11
$10
$9
$8
Thousands
$9,419
$8,358
11/07/2017
12/31/2017
12/31/2018
Mission-Auour Risk-Managed Global Equity Fund
MSCI - ACWI Index

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

	Class A Shares

	Total Return	Average Annual Return*

	One Year Ended	Since Inception
	12/31/2018*	11/07/2017 to 12/31/2018

Mission-Auour Risk Managed Global Equity Fund Class A
without load	(7.47%)	(5.11%)
with load	(12.93%)	(10.01%)
MSCI - ACWI Index	(11.18%)	(7.74%)

*	Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

The MSCI ACWI is a free-float weighted equity index designed to provide a broad measure of equity-market performance.

Returns do not include dividends and distributions and are expressed in US$.

COMPARISON OF $100,000 INVESTMENT IN MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND INSTITUTIONAL CLASS SHARES VS. MSCI - ACWI INDEX

$110
$100
$90
$80
Thousands
$90,532
$86,343
01/10/2018
12/31/2018
Mission-Auour Risk-Managed Global Equity Fund
MSCI - ACWI Index

Institutional Shares

Total Return
Since Inception
01/10/2018* to 12/31/2018

Mission-Auour Risk Managed Global Equity Fund Institutional Class	(9.47%)
MSCI - ACWI Index	(13.66%)

*	Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

The MSCI ACWI is a free-float weighted equity index designed to provide a broad measure of equity-market performance.

Returns do not include dividends and distributions and are expressed in US$.

COMPARISON OF $10,000 INVESTMENT IN
MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
INVESTOR CLASS SHARES VS. MSCI - ACWI INDEX
$11
$10
$9
$8
Thousands
$8,995
$8,574
02/02/2018
12/31/2018
Mission-Auour Risk-Managed Global Equity Fund
MSCI - ACWI Index

Investor Shares

Total Return
Since Inception
02/02/2018* to 12/31/2018

Mission-Auour Risk Managed Global Equity Fund Investor Class	(10.05%)
MSCI - ACWI Index	(14.26%)

*	Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

The MSCI ACWI is a free-float weighted equity index designed to provide a broad measure of equity-market performance.

Returns do not include dividends and distributions and are expressed in US$.

COMPARISON OF $10,000,000 INVESTMENT IN MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND CLASS Z SHARES VS. MSCI - ACWI INDEX

$11,000
$10,000
$9,000
$8,000
Thousands
$9,056,951
$8,634,340
02/02/2018
12/31/2018
Mission-Auour Risk-Managed Global Equity Fund
MSCI - ACWI Index

Class Z Shares

Total Return
Since Inception
01/10/2018* to 12/31/2018

Mission-Auour Risk Managed Global Equity Fund Class Z	(9.43%)
MSCI - ACWI Index	(13.66%)

*	Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

The MSCI ACWI is a free-float weighted equity index designed to provide a broad measure of equity-market performance.

Returns do not include dividends and distributions and are expressed in US$.

Mission-Auour Risk-Managed Global Equity Fund
Portfolio Composition as of
December 31, 2018

Holdings by Sector/Asset Class	% of Net Assets

Exchange Traded Funds:
Large Cap	53.29%
Government	24.68%
International	18.57%
Emerging Markets	2.61%
Money Market Fund	0.36%

99.51%

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2018

	Number	Fair
Security Description	of Shares	Value

EXCHANGE TRADED FUNDS – 99.15%

EMERGING MARKETS – 2.61%
Vanguard FTSE Emerging Markets ETF	11,488	$437,693

GOVERNMENT – 24.68%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	45,289	4,142,132

INTERNATIONAL – 18.57%
SPDR Portfolio Developed World (ex-US) ETF	63,740	1,685,923
Vanguard FTSE Developed Markets ETF	38,559	1,430,539

		3,116,462

LARGE CAP – 53.29%
iShares Russell 1000 ETF	9,583	1,329,066
iShares Russell 1000 Growth ETF	9,652	1,263,543
iShares Russell 1000 Value ETF	11,007	1,222,328
SPDR Portfolio Large Cap ETF	118,882	3,472,543
SPDR S&P 500 ETF	6,621	1,654,720

		8,942,200

TOTAL EXCHANGE TRADED FUNDS – 99.15%		16,638,487

(Cost: $17,714,488)

MONEY MARKET – 0.36%
Federated Government Obligations Fund, Institutional Class 2.26%*	60,884	60,884

(Cost: $60,884)

TOTAL INVESTMENTS – 99.51%
(Cost: $17,775,372)		16,699,371
Other assets, net of liabilities – 0.49%		81,365

NET ASSETS – 100.00%		$16,780,736

*Effective 7 day yield as of December 31, 2018

See Notes to Financial Statements

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018

ASSETS
Investments at fair value (identified cost of $17,775,372)	$16,699,371
Cash and cash equivalents	428
Dividends and interest receivable	10,220
Tax reclaim receivable at fair value (cost of $39,462)	37,477
Due from advisor	17,387
Prepaid expenses	23,085

TOTAL ASSETS	16,787,968

LIABILITIES
Payable for capital stock redeemed	332
Accrued 12b-1 fees	3,390
Accrued administration, transfer agent and accounting fees	3,712
Other accrued expenses	1,399

TOTAL LIABILITIES	8,833

NET ASSETS	$16,779,135

Net Assets Consist of :
Paid in Capital	17,952,893
Distributable earnings (deficit)	(1,173,758)

Net Assets	$16,779,135

NET ASSET VALUE PER SHARE
Class A Shares:
Net Assets	$10,326,014
Shares Outstanding (Unlimited number of shares authorized without par value)	432,888
Net Asset Value, Offering and Redemption Price Per Share	$23.85

Maximum Offering Price Per Share*	$25.31

Institutional Class Shares:
Net Assets	$6,338,083
Shares Outstanding (Unlimited number of shares authorized without par value)	264,950
Net Asset Value, Offering and Redemption Price Per Share	$23.92

Investor Class Shares:
Net Assets	$92,229
Shares Outstanding (Unlimited number of shares authorized without par value)	3,866
Net Asset Value, Offering and Redemption Price Per Share	$23.86

Class Z Shares:
Net Assets	$22,809
Shares Outstanding (Unlimited number of shares authorized without par value)	953
Net Asset Value, Offering and Redemption Price Per Share	$23.93

* Includes maximum offering price with sales charge of 5.75%

See Notes to Financial Statements

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS
For the year ended December 31, 2018

INVESTMENT INCOME
Dividend	$328,507
Interest	6,786

Total investment income	335,293

EXPENSES
Investment management fees (Note 2)	94,768
Rule 12b-1 and servicing fees (Note 2)
Class A	29,479
Investor Class	143
Recordkeeping and administrative services (Note 2)	30,000
Accounting fees (Note 2)	25,425
Custody fees	8,448
Transfer agent fees (Note 2)	25,840
Professional fees	55,869
Filing and registration fees	31,000
Trustees fees	13,509
Compliance fees	7,000
Shareholder reports	14,555
Shareholder services (Note 2)
Class A	7,603
Institutional Class	2,913
Investor Class	109
Proxy expense	1,601
Other	16,571

Total expenses	364,833
Management fee waivers (Note 2)	(144,091)

Net expenses	220,742

Net investment income (loss)	114,551

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	(211,040)
Net realized gain (loss) on foreign currency transactions	737
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,338,074)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currencies	379

Net realized gain (loss) on investments and foreign currencies and related transactions	(1,547,998)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,433,447)

See Notes to Financial Statements

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Years ended December 31,

	2018	2017

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$114,551	$(48,043)
Net realized gain (loss) on investments, call options written and foreign currency transactions	(210,303)	1,449,776
Net increase (decrease) in unrealized appreciation (depreciation) of investments, call options written and foreign currencies	(1,337,695)	152,712

Increase (decrease) in net assets from operations	(1,433,447)	1,554,445

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Class A	(258,816)	(55,417)
Institutional Class	(162,276)	–
Investor Class	(2,303)	–
Class Z	(568)	–

Decrease in net assets from distributions	(423,963)	(55,417)

CAPITAL STOCK TRANSACTIONS (See Note 5)**
Shares sold
Class A	122,432	245,681
Class C	–	2,500
Institutional Class	7,780,478	–
Investor Class	100,063	–
Class Z	25,000	–
Distributions reinvested
Class A	242,577	52,151
Class C	–	–
Institutional Class	162,276	–
Investor Class	2,303	–
Class Z	568	–
Shares redeemed
Class A	(1,479,419)	(1,987,978)
Class C	–	(219,281)
Institutional Class	(840,059)	–
Investor Class	–	–
Class Z	–	–

Increase (decrease) in net assets from capital stock transactions	6,116,219	(1,906,927)

NET ASSETS
Increase (decrease) during period	4,258,809	(407,899)
Beginning of period	12,520,326	12,928,225

End of period	$16,779,135	$12,520,326

** On October 27, 2017 all outstanding Class C Shares were exchanged into Class A Shares. After the exchange, the Class C ceased to exist.

See Notes to Financial Statements

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Class A Shares(1)

	Years ended December 31,

	2018	2017	2016	2015		2014

Net asset value, beginning of year	$26.44	$23.54	$24.49	$23.30		$24.66

Investment activities
Net investment income (loss)	0.15	(0.10)	0.10	(0.03)		(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.13)	3.12	(1.05)	1.22		(1.21)

Total from investment activities	(1.98)	3.02	(0.95)	1.19		(1.36)

Distributions
Net investment income	–	(0.12)	–	–		–
Net realized gain	(0.61)	–	–	–		–

Total distributions	(0.61)	(0.12)	–	–		–

Net asset value, end of year	$23.85	$26.44	$23.54	$24.49		$23.30

Total Return(2)	(7.47% )	12.82%	(3.88%)	5.11%		(5.52% )

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.42%	4.24%	3.50%	3.88%		3.48%
Expenses, excluding proxy costs and before management fee waivers and reimbursements	2.41%	3.34%	3.50%	3.88%		3.48%
Expenses, net of management fee waivers and reimbursements	1.46%	3.64%	2.75%	2.75%		2.75%
Expenses, excluding proxy costs and net of management fee waivers and reimbursements	1.45%	2.75%	2.75%	2.75%		2.75%
Net investment income (loss)	0.57%	(0.39% )	0.40%	(0.14%	)	(0.61% )
Portfolio turnover rate	59.67%	154.69%	35.44%	72.64%		40.57%
Net assets, end of year (000’s)	$10,326	$12,520	$12,732	$15,187		$17,572

(1) Per share amounts calculated using the average shares outstanding throughout the year.
(2) Total return does not reflect applicable sales charges.

See Notes to Financial Statements

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class Shares(1)

	Period January 10, 2018* to
	December 31, 2018

Net asset value, beginning of period	$27.10

Investment activities
Net investment income (loss)	0.30
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.87)

Total from investment activities	(2.57)

Distributions
Net realized gain	(0.61)

Total distributions	(0.61)

Net asset value, end of period	$23.92

Total Return	(9.47%	)***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.97%	**
Expenses, excluding proxy costs and before management fee waivers and reimbursements	1.96%	**
Expenses, net of management fee waivers and reimbursements	1.21%	**
Expenses, excluding proxy costs and net of management fee waivers and reimbursements	1.20%	**
Net investment income (loss)	1.18%	**
Portfolio turnover rate	59.67%	***
Net assets, end of period (000’s)	$6,338

(1) Per share amounts calculated using the average shares outstanding throughout the period.
* Inception Date
** Annualized
*** Not annualized

See Notes to Financial Statements

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class Shares(1)

	Period February 2, 2018* to
	December 31, 2018

Net asset value, beginning of period	$27.21

Investment activities
Net investment income (loss)	0.28
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.02)

Total from investment activities	(2.74)

Distributions
Net realized gain	(0.61)

Total distributions	(0.61)

Net asset value, end of period	$23.86

Total Return	(10.05%	)***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.38%	**
Expenses, excluding proxy costs and before management fee waivers and reimbursements	2.37%	**
Expenses, net of management fee waivers and reimbursements	1.46%	**
Expenses, excluding proxy costs and net of management fee waivers and reimbursements	1.45%	**
Net investment income (loss)	1.18%	**
Portfolio turnover rate	59.67%	***
Net assets, end of period (000’s)	$92

(1) Per share amounts calculated using the average shares outstanding throughout the period.
* Inception Date
** Annualized
*** Not annualized

See Notes to Financial Statements

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class Z Shares(1)

	Period January 10, 2018* to
	December 31, 2018

Net asset value, beginning of period	$27.10

Investment activities
Net investment income (loss)	0.29
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.85)

Total from investment activities	(2.56)

Distributions
Net realized gain	(0.61)

Total distributions	(0.61)

Net asset value, end of period	$23.93

Total Return	(9.43%	)***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.01%	**
Expenses, excluding proxy costs and before management fee waivers and reimbursements	2.00%	**
Expenses, net of management fee waivers and reimbursements	1.13%	**
Expenses, excluding proxy costs and net of management fee waivers and reimbursements	1.12%	**
Net investment income (loss)	1.13%	**
Portfolio turnover rate	59.67%	***
Net assets, end of period (000’s)	$23

(1) Per share amounts calculated using the average shares outstanding throughout the period.
* Inception Date
** Annualized
*** Not annualized

See Notes to Financial Statements

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2018

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mission-Auour Risk-Managed Global Equity Fund (the “Fund”), which prior to December 28, 2017 was designated as the Global Strategic Income Fund, is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc. Effective November 8, 2004, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. On November 7, 2017, the Board of Trustees of the Trust appointed a new investment adviser and sub-adviser and approved revisions to the Fund’s strategies. The Fund maintains its financial statements, information and performance history. On October 27, 2017, all outstanding Class C Shares were exchanged into Class A Shares. After the exchange, the Class C ceased to exist. Class Z Shares of the Fund commenced operations on January 10, 2018, Institutional Class Shares commenced operations on January 10, 2018, and Investor Class Shares commenced operations on February 2, 2018. As of December 31, 2018, the Fund offered Investor Class, Institutional Class, Class A and Class Z shares.

The objective of the Fund is to seek long term capital appreciation through exposure to global equity markets.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 with these financial statements.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2018

Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the New York Stock Exchange (“NYSE”), whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2018

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Exchange Traded Funds	$16,638,487	$–	$–	$16,638,487
Money Market Funds	60,884	–	–	60,884

	$16,699,371	$–	$–	$16,699,371

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

There were no transfers into or out of any levels during the year ended December 31, 2018. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended December 31, 2018.

Security Transactions and Dividends

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2018

their shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for each of the open tax years (2015-2017) or expected to be taken in the Fund’s 2018 tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended December 31, 2018, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers Class A shares which include a maximum front-end sales charge of 5.75%. Class A shares may be purchased without a front-end sales charge through certain third-party fund “supermarkets”. The Fund also offers Investor, Institutional and Class Z shares.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2018

to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has a realized gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

As of December 31, 2018, the Fund held no derivative instruments.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective November 7, 2017, pursuant to an Investment Advisory Agreement, Mission Institutional Advisors, LLC, dba Mission Funds Advisors (“MFA”), provides investment advisory services for an annual fee of 0.60%, payable monthly. MFA has entered into a Sub-Advisory Agreement with Auour Investments LLC (“AI”). MFA analyzes economic and market trends, periodically assesses the Fund’s investments policies and recommends changes regarding the policies to the Board where

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2018

appropriate. MFA evaluates the performance of AI in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, AI is responsible for the day-to-day decision making with respect to the Fund’s investment program. AI, with MFA’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, MFA pays AI at the annualized rate of 0.45% of the net assets in the Fund. AI’s fee for sub-advisory services is paid by MFA and not by the Fund.

MFA received, waived and reimbursed expenses for the year ended December 31, 2018 as follows:

	Management	Management	Expenses
	Fee Earned	Fee Waived	Reimbursed

MFA	$94,768	$94,768	$49,323

MFA entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expenses on short sales), to an annual rate of 1.20% of the average daily net assets of the Investor, Class A and Institutional Classes of shares of Fund and 1.12% of the Class Z shares. MFA may not terminate this expense limitation agreement prior to April 30, 2020. Each waiver and/or reimbursement of an expense by MFA is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of December 31, 2018 was $144,091, which expires as follows:

Recoverable Reimbursements and Expiration Dates

2021

$144,091

The Fund has adopted Distribution and Service Plans for the Fund’s Class A Shares and Investor Class Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Fund’s principal underwriter at an annual rate of up to 0.25% of average daily net assets attributable to Class A Shares or Investor Class Shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A Shares or Investor Class Shares.

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2018

The Fund has adopted a shareholder service plan on behalf of its Class A Shares, Investor Class and Institutional Class Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the year ended December 31, 2018, the following fees under the Plans were incurred:

Class	Type of Plan	Fees Incurred

Class A	12b-1	$29,479
Class A	Shareholder Servicing	7,603
Institutional Class	Shareholder Servicing	2,913
Investor Class	12b-1	143
Investor Class	Shareholder Servicing	109

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. In addition to underwriting fees and commissions received relating to the distribution of the Fund’s shares, FDCC receives a maximum contingent deferred sales charge (“CDSC”) of 1.00% for certain Fund share redemptions occurring within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended December 31, 2018, FDCC received $48 of CDSC fees and commissions and $368 of underwriting fees.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer, dividend disbursing agent and pricing agent. CFS receives its fees from the Fund monthly. For the year ended December 31, 2018, the following fees were earned by CFS:

Administration	Transfer Agent	Accounting

$30,000	$25,840	$25,425

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, PractusTM LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2018

NOTE 3 – INVESTMENTS

Purchases and sales of securities other than short-term notes for the year ended December 31, 2018, were as follows:

Purchases	Sales

$15,189,560	$9,198,618

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the year ended December 31, 2017 and the year ended December 31, 2018 were as follows:

	Year ended	Year ended
Distributions paid from:	December 31, 2018	December 31, 2017

Ordinary income	$ 22,620	$55,417
Realized gains	401,343	–

As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$115,267
Accumulated net realized gain (loss) of investments	(209,302)
Other accumulated losses	–
Net unrealized appreciation (depreciation) of investments, options written, and foreign currency	(1,079,723)

$(1,173,758)

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of December 31, 2018, the Fund has a capital loss carryforward of $209,302 that may be carried forward indefinitely and retains the character of short-term capital loss.

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS – continued
December 31, 2018

As of December 31, 2018, cost for federal income tax purpose and net unrealized appreciation (depreciation) consists of:

Total Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)

$17,777,110	$–	$(1,077,739)	$(1,077,739)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Year ended December 31, 2018

	Class A	Institutional	Investor	Class Z
	Shares	Class Shares	Class Shares	Shares

Shares sold	4,597	290,156	3,769	929
Shares reinvested	10,222	6,818	97	24
Shares redeemed	(55,517)	(32,024)	–	–

Net increase (decrease)	(40,698)	264,950	3,866	953

	Year ended December 31, 2017

	Class A Shares	Class C Shares

Shares sold	9,435	112
Shares reinvested	1,979	–
Shares redeemed	(78,593)	(9,323)

Net increase (decrease)	(67,179)	(9,211)

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the World Funds
Trust and the Shareholders of Mission-Auour Risk-Managed Global Equity Fund Richmond, Virginia

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Mission-Auour Risk-Managed Global Equity Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania	TAIT, WELLER & BAKER LLP
March 1, 2019

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES
NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (63) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013	55	None
Mary Lou H. Ivey (61) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	55	None
Theo H. Pitt, Jr. (82) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	55	Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David A Bogaert (55) President and Principal Executive Officer	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Karen M. Shupe (54) Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
Ann T. MacDonald (64) Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
John H. Lively (50) Secretary	Indefinite, Since November 2013	Attorney, PractusTM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.	N/A	N/A
Tina H. Bloom (50) Assistant Secretary	Indefinite, Since November 2018	Attorney, PractusTM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2011–2017.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Bo James Howell (37) Assistant Secretary	Indefinite, Since November 2018	Attorney, PractusTM LLP, (law firm), May 2018 to present; Founder, CCO Technology, June 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2012–2018.	N/A	N/A
Holly B. Giangiulio (55) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters (50) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments Class A shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period July 1, 2018 and held for the six months ended December 31, 2018.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND – continued
FUND EXPENSES (unaudited)

	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Annualized Expense Ratio	Expenses Paid During Period Ended* (12/31/18)
Class A Actual	$1,000.00	$ 923.17	1.47%	$7.13
Class A Hypothetical**	$1,000.00	$1,017.65	1.47%	$7.48
Institutional Class Actual	$1,000.00	$ 924.42	1.22%	$5.92
Institutional Class Hypothetical**	$1,000.00	$1,018.90	1.22%	$6.21
Investor Class Actual	$1,000.00	$ 922.86	1.47%	$7.12
Investor Class Hypothetical**	$1,000.00	$1,017.65	1.47%	$7.48
Class Z Actual	$1,000.00	$ 925.15	1.14%	$5.53
Class Z Hypothetical**	$1,000.00	$1,019.30	1.14%	$5.80

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

**	5% return before expenses

Investment Adviser:
Mission Institutional Advisors, LLC 5956 Sherry Lane, Suite 1000 Dallas, Texas 75225

Investment Sub-Adviser:
Auour Investments, LLC 162 Main St., Suite 2 Wenham, MA 01984

Distributor:
First Dominion Capital Corp. 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP Two Liberty Place 50 S 16th St, Suite 2900 Philadelphia, PA 19102-2529

Transfer Agent, Fund Administration and Fund Accounting:
Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235 (800) 628-4077 Toll Free

Legal Counsel:
PractusTM LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of World Funds Trust, investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. toll-free at (800) 673-0550.

ITEM 2.                CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.                AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.                PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $17,250 for 2018 and $18,250 for 2017.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2018 and $0 for 2017.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2018 and $3,000 for 2017. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2018 and $0 for 2017.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Mission-Auour Risk-Managed Global Equity Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)          NA

(c)          0%

(d)          NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2018 and $0 for 2017.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.                AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.                EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert Principal Executive Officer

Date: March 11, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert Principal Executive Officer

Date: March 11, 2019

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Principal Financial Officer

Date: March 11, 2019

* Print the name and title of each signing officer under his or her signature.